Portfolio Quality Indicators (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Commercial	$ 74,514	$ 67,247
Commercial Real Estate	191,686	163,459
Residential	76,154	81,498
Installment	14,367	17,459
Total	356,721	329,663
Pass Grade
Financing Receivable, Recorded Investment [Line Items]
Commercial	71,302	67,150
Commercial Real Estate	187,255	158,362
Residential	76,154	81,498
Installment	14,041	17,363
Total	348,752	324,373
Special Mention
Financing Receivable, Recorded Investment [Line Items]
Commercial	64	39
Commercial Real Estate	3,253	996
Residential	0	0
Installment	0	0
Total	3,317	1,035
Substandard
Financing Receivable, Recorded Investment [Line Items]
Commercial	3,148	58
Commercial Real Estate	1,178	4,101
Residential	0	0
Installment	326	96
Total	4,652	4,255
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Commercial	0	0
Commercial Real Estate	0	0
Residential	0	0
Installment	0	0
Total	$ 0	$ 0